Summary of Option Activity Under Stock Option Plans (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares
Outstanding at beginning of year	2,726,400	3,042,200	2,220,000
Granted			912,000
Exercised	(8,600)	(10,800)	(65,800)
Forfeited	(60,400)	(305,000)	(24,000)
Outstanding at end of year	2,657,400	2,726,400	3,042,200	2,220,000
Exercisable at end of year	2,657,400
Weighted-Average Exercise Price
Outstanding at beginning of year	¥ 4,247	¥ 4,268	¥ 4,354
Granted			¥ 3,990
Exercised	¥ 3,287	¥ 3,287	¥ 3,287
Forfeited	¥ 4,461	¥ 4,493	¥ 4,282
Outstanding at end of year	¥ 4,245	¥ 4,247	¥ 4,268	¥ 4,354
Exercisable at end of year	¥ 4,245
Weighted-Average Remaining Contractual Term
Outstanding at end of year	1 year	1 year 7 months 6 days	2 years	2 years 6 months
Exercisable at end of year	1 year
Aggregate Intrinsic Value
Outstanding at beginning of year	¥ 37	¥ 88	¥ 722
Outstanding at end of year	28	37	88	722
Exercisable at end of year	¥ 28